Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Current portion	$ 724	$ 0
Long-term portion	3,528	$ 0
Total lease liabilities	$ 4,252